Fixed assets - Property, plant and equipment held under finance leases - Net book value (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of recognised finance lease as assets by lessee [line items]
Property, plant and equipment held under finance leases	€ 528	€ 552	€ 545
Land and buildings [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property, plant and equipment held under finance leases	454	484	457
Network infrastructure [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property, plant and equipment held under finance leases	53	47	67
Technology Equipment [Member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property, plant and equipment held under finance leases	€ 21	€ 21	€ 22